Supplemental cash flow information	9 Months Ended
Dec. 31, 2020
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Supplemental cash flow information
XII.	Supplemental cash flow information
“Other, net” in cash flows from investing activities includes a net increase in time deposits of ¥1,930,951 million for the first nine months ended December 31, 2020.